Deferred Rent Payable (Detail)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Deferred Rent Payable [Member] USD ($)	Dec. 31, 2010 Deferred Rent Payable [Member] USD ($)
Land use fee, per mu (in Yuan Renminbi)				60			60
Land use fee, term			60	60		60	60
Land use fee, increase percentage			10.00%	10.00%		10.00%	10.00%
Land use fee, terms of price increase			5	5		5	5
Other Deferred Cost, Amortization Expense			(13,541)		9,873
Increase (Decrease) in Other Deferred Liability	6,760	3,335	4,472		(9,873)	(13,243)		(4,049)	(13,243)	(4,836)
Other Liabilities, Noncurrent	54,122		54,122			58,949		43,169
Land use fee per sm						$ 40,000